7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants
	2019	2018	2017
Risk-free interest rate	1.55%	1.14%	0.71%
Expected life	2.52 years	2.68 years	3 years
Expected volatility	118.63%	108.87%	116.49%
Expected dividend yield	Nil	Nil	Nil